SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR TAX MANAGED STOCK FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2001

Effective June 3, 2002, Fidelity® Advisor Mortgage Securities Fund - Initial Class has been renamed Fidelity Mortgage Securities Fund. All references to Fidelity Advisor Mortgage Securities Fund - Initial Class throughout this statement of additional information should be replaced with Fidelity Mortgage Securities Fund.

Effective July 1, 2002, Fidelity Advisor High Yield Fund has been renamed Fidelity Advisor High Income Advantage Fund. All references to Fidelity Advisor High Yield Fund throughout this statement of additional information should be replaced with Fidelity Advisor High Income Advantage Fund.

The following information has been removed from the Investment Limitations of Advisor High Income found in the "Investment Policies and Limitations" section on page 10.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information has been removed from the Investment Limitations of Advisor High Yield found in the "Investment Policies and Limitations" section on page 11.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces the similar information found in the "Portfolio Transactions" section beginning on page 44.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer directs a portion of the commissions paid by a fund toward the reduction of that fund's expenses or to promote the sale of fund shares.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class A found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,357. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,013 for dividends and $522 for capital gain distributions. Initial offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class T found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,386. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,044 for dividends and $529 for capital gain distributions. Initial offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

ACOM10B-02-03 August 15, 2002
1.734041.110

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class B found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,163. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,972 for dividends and $548 for capital gain distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class C found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,178. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,980 for dividends and $548 for capital gain distributions. Initial offering of Class C of Advisor Mortgage Securities took place on August 16, 2001. Class C returns prior to August 16, 2001 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90%. Class C returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Institutional Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,962. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,382 for dividends and $548 for capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Initial Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Mortgage Securities Fund on November 1, 1991, the net amount invested in Mortgage Securities Fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,003. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,404 for dividends and $548 for capital gain distributions.

The following information replaces the fourth through twentieth paragraphs found in the "Distribution Services" section beginning on page 137.

The Rule 12b-1 Plan adopted for each class of each fund is described in the prospectus for that class.